DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax [Abstract]
DEFERRED INCOME TAXES
DEFERRED INCOME TAXES

Recognition and Measurement
We record deferred income tax assets and liabilities where temporary differences exist between the carrying amounts of assets and liabilities in our balance sheet and their tax bases. The measurement and recognition of deferred income tax assets and liabilities takes into account: substantively enacted rates that will apply when temporary differences reverse; interpretations of relevant tax legislation; estimates of the tax bases of assets and liabilities; and the deductibility of expenditures for income tax purposes. In addition, the measurement and recognition of deferred tax assets takes into account tax planning strategies. We recognize the effect of changes in our assessment of these estimates and factors when they occur. Changes in deferred income tax assets and liabilities are allocated between net income, other comprehensive income, equity and goodwill based on the source of the change.

Current income taxes of $33 million have been provided on the undistributed earnings of certain foreign subsidiaries. Deferred income taxes have not been provided on the undistributed earnings of all other foreign subsidiaries for which we are able to control the timing of the remittance, and it is probable that there will be no remittance in the foreseeable future. These undistributed earnings amounted to $16,470 million as at December 31, 2019.
Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2019	As at December 31, 2018
Deferred tax assets
Tax loss carry forwards	$511	$537
Alternative minimum tax (“AMT”) and other tax credits	28	37
Environmental rehabilitation	329	292
Post-retirement benefit obligations and other employee benefits	24	27
Accrued interest payable	—	1
Other working capital	75	32
Other	11	12
	$978	$938
Deferred tax liabilities
Property, plant and equipment	(3,263)	(1,412)
Inventory	(545)	(503)
Accrued interest payable	(26)	—
	($2,856)	($977)
Classification:
Non-current assets	$235	$259
Non-current liabilities	(3,091)	(1,236)
	($2,856)	($977)

The deferred tax asset of $235 million includes $218 million expected to be realized in more than one year. The deferred tax liability of $3,091 million is expected to be realized in more than one year.
Expiry Dates of Tax Losses

	2020	2021	2022	2023	2024+	No expiry date	Total
Non-capital tax losses[1]
Argentina	$—	$50	$—	$—	$—	$—	$50
Barbados	—	—	—	440	1,252	—	1,692
Canada	—	—	—	—	2,371	—	2,371
Chile	—	—	—	—	—	992	992
Tanzania	—	—	—	—	—	1,566	1,566
Zambia	12	259	—	—	—	—	271
Other	—	—	—	—	—	694	694
	$12	$309	$—	$440	$3,623	$3,252	$7,636

[1]	Represents the gross amount of tax loss carry forwards translated at closing exchange rates at December 31, 2019.

The non-capital tax losses include $6,037 million of losses which are not recognized in deferred tax assets. Of these, $128 million expire in 2021, $440 million expire in 2023, $3,623 million expire in 2024 or later, and $1,846 million have no expiry date.

Recognition of Deferred Tax Assets
We recognize deferred tax assets taking into account the effects of local tax law. Deferred tax assets are fully recognized when we conclude that sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. The main factors considered are:

•	Historic and expected future levels of taxable income;

•	Tax plans that affect whether tax assets can be realized; and

•	The nature, amount and expected timing of reversal of taxable temporary differences.

Levels of future income are mainly affected by: market gold, copper and silver prices; forecasted future costs and expenses to produce gold and copper reserves; quantities of proven and probable gold and copper reserves; market interest rates; and foreign currency exchange rates. If these factors or other circumstances change, we record an adjustment to the recognition of deferred tax assets to reflect our latest assessment of the amount of deferred tax assets that is probable will be realized.

A deferred tax asset totaling $53 million (December 31, 2018: $83 million) has been recorded in a foreign subsidiary. This deferred tax asset primarily arose from a realized loss on internal restructuring of subsidiary corporations. Projections of various sources of income support the conclusion that the realizability of this deferred tax asset is probable and consequently, we have fully recognized this deferred tax asset. In the fourth quarter of 2018, the deferred tax assets in Canada and Peru were derecognized. Refer to note 12 for further details.
Deferred Tax Assets Not Recognized

	As at December 31, 2019	As at December 31, 2018
Argentina	$103	$174
Australia	15	154
Barbados	17	40
Canada	1,097	1,087
Chile	1,074	1,028
Côte d'Ivoire	5	—
Dominican Republic	—	—
Mali	8	—
Peru	329	310
Saudi Arabia	70	70
Tanzania	156	156
United States	1	—
Zambia	—	24
	$2,875	$3,043

Deferred Tax Assets Not Recognized relate to: non-capital loss carry forwards of $1,058 million (2018: $1,134 million), capital loss carry forwards with no expiry date of $331 million (2018: $447 million), and other deductible temporary differences with no expiry date of $1,486 million (2018: $1,462 million).

Source of Changes in Deferred Tax Balances
For the years ended December 31	2019	2018
Temporary differences
Property, plant and equipment	($1,851)	($15)
Environmental rehabilitation	37	(302)
Tax loss carry forwards	(27)	(389)
AMT credits	(10)	—
Inventory	(42)	5
Derivatives	—	(74)
Other	14	(26)
	($1,879)	($801)
Intraperiod allocation to:
Income from continuing operations before income taxes	($1,073)	($730)
Allocation to PPA	(799)	—
Sale of 50% interest in Kalgoorlie	12	—
Income tax payable	(16)	(38)
Equity	—	(24)
Other comprehensive income	(3)	(9)
	($1,879)	($801)
Income Tax Related Contingent Liabilities
	2019	2018
At January 1	$306	$306
Net additions based on uncertain tax positions related to prior years	21	—
At December 31[1]	$327	$306

[1]	If reversed, the total amount of $327 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.

Tax Years Still Under Examination
Argentina	2010-2011, 2013-2019
Australia	2015-2019
Canada	2015-2019
Chile	2015-2019
Côte d'Ivoire	2018-2019
Democratic Republic of Congo	2019
Dominican Republic	2015-2019
Mali	2017-2019
Papua New Guinea	2006-2019
Peru	2013-2019
Saudi Arabia	2007-2019
Tanzania	2018-2019
United States	2019
Zambia	2018-2019